EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Earnings per share [abstract]
Net earnings - basic and diluted	$ 533,580	$ 541,540
Basic earnings per share:
Basic weighted average number of common shares outstanding (in shares)	175,938,000	184,128,000
Basic earnings per share (in dollars per share)	$ 3.03	$ 2.94
Diluted earnings per share:
Basic weighted average number of common shares outstanding (in shares)	175,938,000	184,128,000
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	286,000	404,000
Diluted weighted average number of common shares outstanding (in shares)	176,224,000	184,532,000
Diluted earnings per share (in dollars per share)	$ 3.03	$ 2.93